Fair Value Measurements - Summary of Financial Assets Measured at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value On Recurring Basis
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets		$ 119,786
Fair Value On Recurring Basis | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets		34,793
Fair Value On Recurring Basis | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets		84,993
Money Market Funds | Fair Value On Recurring Basis
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Cash Equivalents		34,793
Money Market Funds | Fair Value On Recurring Basis | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Cash Equivalents		34,793
U.S. Treasury Securities | Fair Value On Recurring Basis
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Marketable Securities		27,004
U.S. Treasury Securities | Fair Value On Recurring Basis | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Marketable Securities		27,004
Corporate Debt Securities | Fair Value On Recurring Basis
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Marketable Securities		57,989
Corporate Debt Securities | Fair Value On Recurring Basis | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Marketable Securities		57,989
IKENA ONCOLOGY INC
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Marketable Securities	$ 37,352	84,993	$ 55,571
IKENA ONCOLOGY INC | Fair Value On Recurring Basis
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets	74,085	119,786	109,184
IKENA ONCOLOGY INC | Fair Value On Recurring Basis | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets	34,334	34,793	53,613
IKENA ONCOLOGY INC | Fair Value On Recurring Basis | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets	39,751	84,993	55,571
IKENA ONCOLOGY INC | Money Market Funds | Fair Value On Recurring Basis
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Cash Equivalents	34,334	34,793	53,613
IKENA ONCOLOGY INC | Money Market Funds | Fair Value On Recurring Basis | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Cash Equivalents	34,334	34,793	53,613
IKENA ONCOLOGY INC | U.S. Treasury Securities | Fair Value On Recurring Basis
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Marketable Securities		27,004
IKENA ONCOLOGY INC | U.S. Treasury Securities | Fair Value On Recurring Basis | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Marketable Securities		27,004
IKENA ONCOLOGY INC | Corporate Debt Securities | Fair Value On Recurring Basis
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Cash Equivalents	2,399
Total Marketable Securities	37,352	57,989	55,571
IKENA ONCOLOGY INC | Corporate Debt Securities | Fair Value On Recurring Basis | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Cash Equivalents	2,399
Total Marketable Securities	$ 37,352	$ 57,989	$ 55,571